Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Feb. 03, 2024	Jan. 28, 2023	Jan. 29, 2022	Jan. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value ($) of Initial Fixed $100
	SCT ($) for	CAP ($) to	SCT ($) for	CAP ($) to	Average	Average	Investment Based On:			Adjusted
Fiscal	Mr. Makuen	Mr. Makuen	Mr. Sachse	Mr. Sachse	SCT ($)	CAP ($)	Citi Trends	Peer Group	Net Income	EBITDA ex. B&E
Year	(PEO 1)	(PEO 1)	(PEO 2)	(PEO 2)	for NEOs	to NEOs	TSR	TSR	($M)	($M)
(a)	(b)[1]	(c)[2]	(d)[1]	(e)[2]	(f)[3]	(g)[2]	(h)[4]	(i)[4]	(j)	(k)[5]
2023	1,751,579	1,191,613	—	—	615,206	513,982	116.11	159.02	(12.0)	5.6
2022	1,730,016	(331,897)	—	—	483,470	122,735	135.73	135.59	58.9	35.6
2021	2,979,581	2,882,746	—	—	1,140,197	1,200,526	210.06	142.18	62.2	123.7
2020	2,995,723	3,438,376	682,576	1,719,020	693,908	949,579	254.38	140.92	24.0	66.6
(1)

The dollar amounts reported in columns (b) and (d) are the amounts of total compensation reported for Mr. Makuen (Chief Executive Officer and Principal Executive Officer since March 9th, 2020) and Mr. Sachse (Interim Chief Executive Officer until March 9th, 2020) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to our Summary Compensation Table on page 37.

(2)

The dollar amounts reported in column (c), (e) and (g) represent the amount of “compensation actually paid,” as computed in accordance with SEC rules. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. We do not have a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as dividends are factored into the fair value of the award. The following table details these adjustments:

All table values in $
			Grant Date	Year End	Change in	Change in	Change in	Change in Value
Fiscal			Value of	Value of	Value of	Value of	Value of	of Awards Granted	Total Equity
Year	Executives	SCT	New Awards	New Awards	Prior Awards	Vested Awards	Forfeited Awards	and Vested in '23	Award Adjustments	CAP
		(a)	(b)	(i)	(ii)	(iii)	(iv)	(v)	(c)=(i)+(ii)+(iii)+(iv)+(v)	(d)=(a)-(b)+(c)
2023	PEO 1	1,751,579	1,015,008	541,394	(20,721)	(65,631)	—	—	455,042	1,191,613
	Others	615,206	212,373	170,067	(6,613)	(26,523)	(28,034)	2,253	111,149	513,982

(a)The dollar amounts reported in the Summary Compensation Table for the applicable year.

(b)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(c)The recalculated value of equity awards for each applicable year includes the addition (or subtraction, as applicable) of the following:

(i)	the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;
(ii)

the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;

(iii)	for awards that vest in applicable year, the change in the fair value as of the vesting date from the beginning of the applicable year.
(iv)	for awards that failed to meet vesting conditions in the applicable year, the fair value from the end of prior fiscal year.
(v)	for awards that were granted and vest in the applicable year, the fair value as of the vesting date.

The valuation assumptions and processes used to recalculate fair values did not materially differ from those disclosed at the time of grant, except for PSU awards whose year-end and vesting date values are adjusted by the probability of achievement as of each such date.

(d)	“Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules.

(3)

The dollar amounts reported in column (f) are the average amounts of total compensation reported for the other Named Executive Officers for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to our Summary Compensation Table on page 37. For each of 2020, 2021 and 2022 and 2023, the other NEOs were:

2023	2022	2021	2020
Heather Plutino	Heather Plutino	Pamela J. Edwards	Pamela J. Edwards
Lisa Powell	Pamela J. Edwards	Lisa A. Powell	Stuart C. Clifford
Vivek Bhargava	Lisa A. Powell	Ivy D. Council	Jason Moschner
Ivy Council	Ivy D. Council	James A. Dunn	Lisa A. Powell
Charles Hynes	Charles J. Hynes		Ivy D. Council
	Jason Moschner		Christina K. Short

(4)	TSR is determined based on the value of an initial fixed investment of $100. The TSR peer group consists of the Dow Jones US Specialty Retailers Index.
(5)

For 2023, our Company Selected Measure is Adjusted EBITDA ex. B&E, consistent with our Short- and Long-Term Incentive Programs. In prior years, we used Adjusted EBIT. For more details, refer to our Compensation Discussion and Analysis, beginning on page 29.

Company Selected Measure ($M)	2023	2022	2021	2020
Adjusted EBITDA ex B&E	5.6	35.6	123.7	66.6
Adjusted EBIT	-17.5	11.4	91.4	40.9

Company Selected Measure Name	Adjusted EBITDA ex. B&E
Named Executive Officers, Footnote
(1)

The dollar amounts reported in columns (b) and (d) are the amounts of total compensation reported for Mr. Makuen (Chief Executive Officer and Principal Executive Officer since March 9th, 2020) and Mr. Sachse (Interim Chief Executive Officer until March 9th, 2020) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to our Summary Compensation Table on page 37.

(3)

The dollar amounts reported in column (f) are the average amounts of total compensation reported for the other Named Executive Officers for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to our Summary Compensation Table on page 37. For each of 2020, 2021 and 2022 and 2023, the other NEOs were:

2023	2022	2021	2020
Heather Plutino	Heather Plutino	Pamela J. Edwards	Pamela J. Edwards
Lisa Powell	Pamela J. Edwards	Lisa A. Powell	Stuart C. Clifford
Vivek Bhargava	Lisa A. Powell	Ivy D. Council	Jason Moschner
Ivy Council	Ivy D. Council	James A. Dunn	Lisa A. Powell
Charles Hynes	Charles J. Hynes		Ivy D. Council
	Jason Moschner		Christina K. Short

Peer Group Issuers, Footnote
(4)	TSR is determined based on the value of an initial fixed investment of $100. The TSR peer group consists of the Dow Jones US Specialty Retailers Index.

Adjustment To PEO Compensation, Footnote
(2)

The dollar amounts reported in column (c), (e) and (g) represent the amount of “compensation actually paid,” as computed in accordance with SEC rules. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. We do not have a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as dividends are factored into the fair value of the award. The following table details these adjustments:

All table values in $
			Grant Date	Year End	Change in	Change in	Change in	Change in Value
Fiscal			Value of	Value of	Value of	Value of	Value of	of Awards Granted	Total Equity
Year	Executives	SCT	New Awards	New Awards	Prior Awards	Vested Awards	Forfeited Awards	and Vested in '23	Award Adjustments	CAP
		(a)	(b)	(i)	(ii)	(iii)	(iv)	(v)	(c)=(i)+(ii)+(iii)+(iv)+(v)	(d)=(a)-(b)+(c)
2023	PEO 1	1,751,579	1,015,008	541,394	(20,721)	(65,631)	—	—	455,042	1,191,613
	Others	615,206	212,373	170,067	(6,613)	(26,523)	(28,034)	2,253	111,149	513,982

(a)The dollar amounts reported in the Summary Compensation Table for the applicable year.

(b)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(c)The recalculated value of equity awards for each applicable year includes the addition (or subtraction, as applicable) of the following:

(i)	the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;
(ii)

the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;

(iii)	for awards that vest in applicable year, the change in the fair value as of the vesting date from the beginning of the applicable year.
(iv)	for awards that failed to meet vesting conditions in the applicable year, the fair value from the end of prior fiscal year.
(v)	for awards that were granted and vest in the applicable year, the fair value as of the vesting date.

The valuation assumptions and processes used to recalculate fair values did not materially differ from those disclosed at the time of grant, except for PSU awards whose year-end and vesting date values are adjusted by the probability of achievement as of each such date.

(d)	“Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules.

Non-PEO NEO Average Total Compensation Amount	$ 615,206	$ 483,470	$ 1,140,197	$ 693,908
Non-PEO NEO Average Compensation Actually Paid Amount	$ 513,982	122,735	1,200,526	949,579
Adjustment to Non-PEO NEO Compensation Footnote
(2)

The dollar amounts reported in column (c), (e) and (g) represent the amount of “compensation actually paid,” as computed in accordance with SEC rules. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. We do not have a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as dividends are factored into the fair value of the award. The following table details these adjustments:

All table values in $
			Grant Date	Year End	Change in	Change in	Change in	Change in Value
Fiscal			Value of	Value of	Value of	Value of	Value of	of Awards Granted	Total Equity
Year	Executives	SCT	New Awards	New Awards	Prior Awards	Vested Awards	Forfeited Awards	and Vested in '23	Award Adjustments	CAP
		(a)	(b)	(i)	(ii)	(iii)	(iv)	(v)	(c)=(i)+(ii)+(iii)+(iv)+(v)	(d)=(a)-(b)+(c)
2023	PEO 1	1,751,579	1,015,008	541,394	(20,721)	(65,631)	—	—	455,042	1,191,613
	Others	615,206	212,373	170,067	(6,613)	(26,523)	(28,034)	2,253	111,149	513,982

(a)The dollar amounts reported in the Summary Compensation Table for the applicable year.

(b)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(c)The recalculated value of equity awards for each applicable year includes the addition (or subtraction, as applicable) of the following:

(i)	the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;
(ii)

the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;

(iii)	for awards that vest in applicable year, the change in the fair value as of the vesting date from the beginning of the applicable year.
(iv)	for awards that failed to meet vesting conditions in the applicable year, the fair value from the end of prior fiscal year.
(v)	for awards that were granted and vest in the applicable year, the fair value as of the vesting date.

The valuation assumptions and processes used to recalculate fair values did not materially differ from those disclosed at the time of grant, except for PSU awards whose year-end and vesting date values are adjusted by the probability of achievement as of each such date.

(d)	“Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

2023 Performance Measures

As required by SEC rules, the performance measure identified as the most important for NEOs’ 2023 compensation decisions are listed in the table to the right. Adjusted EBITDA ex. B&E is the only metric used in determining compensation.

Most Important Performance Measure
Adjusted EBITDA ex. B&E

Total Shareholder Return Amount	$ 116.11	135.73	210.06	254.38
Peer Group Total Shareholder Return Amount	159.02	135.59	142.18	140.92
Net Income (Loss)	$ (12,000,000.0)	$ 58,900,000	$ 62,200,000	$ 24,000,000.0
Company Selected Measure Amount	5,600,000	35,600,000	123,700,000	66,600,000
PEO Name	Mr. Makuen
Prior Year Company Selected Measure Amount	(17,500,000)	11,400,000	91,400,000	40,900,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA ex. B&E
Non-GAAP Measure Description
(5)

For 2023, our Company Selected Measure is Adjusted EBITDA ex. B&E, consistent with our Short- and Long-Term Incentive Programs. In prior years, we used Adjusted EBIT. For more details, refer to our Compensation Discussion and Analysis, beginning on page 29.

Mr. Makuen
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,751,579	$ 1,730,016	$ 2,979,581	$ 2,995,723
PEO Actually Paid Compensation Amount	1,191,613	$ (331,897)	$ 2,882,746	3,438,376
Mr. Sachse
Pay vs Performance Disclosure
PEO Total Compensation Amount				682,576
PEO Actually Paid Compensation Amount				$ 1,719,020
PEO | Mr. Makuen | Grant Date Value of New Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,015,008)
PEO | Mr. Makuen | Total Equity Award Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	455,042
PEO | Mr. Makuen | Year End Value of New Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	541,394
PEO | Mr. Makuen | Change in Value of Prior Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(20,721)
PEO | Mr. Makuen | Change in Value of Vested Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(65,631)
Non-PEO NEO | Grant Date Value of New Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(212,373)
Non-PEO NEO | Total Equity Award Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	111,149
Non-PEO NEO | Year End Value of New Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	170,067
Non-PEO NEO | Change in Value of Prior Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,613)
Non-PEO NEO | Change in Value of Forfeited Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(28,034)
Non-PEO NEO | Change in Value of Awards Granted and Vested in '23
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,253
Non-PEO NEO | Change in Value of Vested Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (26,523)